Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information:
Document Type	20-F
Period End Date	Dec. 31, 2023
Entity File Number	001-37777
Registrant Name	GRUPO SUPERVIELLE S.A.
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Reconquista 330
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1003ABG
Entity Address, Country	AR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
CIK	0001517399
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment	false
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina
Class B Shares
Document Information:
Title of 12(b) Security	Class B shares of Grupo Supervielle S.A.
Trading Symbol	SUPV
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	380,933,642
Class A ordinary shares
Document Information:
Entity Common Stock, Shares Outstanding	61,738,188
American Depositary Shares
Document Information:
Title of 12(b) Security	American Depositary Shares, each representing 5 Class B shares of Grupo Supervielle S.A.
Trading Symbol	SUPV
Security Exchange Name	NYSE
Business Contact
Document Information:
Entity Address, Address Line One	Reconquista 330
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1003ABG
City Area Code	11
Local Phone Number	4340-3181
Entity Address, Country	AR
Contact Personnel Name	Mariano Biglia
Contact Personnel Email Address	mariano.biglia@supervielle.com.ar